Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade terms	Liabilities related to contracts with customers The Company has recognized the following liabilities related to contracts with customers:Year ended December 31, 2024Year ended December 31, 2023€m€mTrade terms liabilities reported within trade receivables(222.2)(231.4)Trade terms liabilities reported within trade and other payables (Note 21)(112.4)(75.5)Total trade terms liabilities(334.6)(306.9)Significant changes to trade termsNo significant changes to trade terms occurred in the year ended December 31, 2024.Revenue recognized in relation to trade termsTrade terms relate to sales made with variable consideration and are an estimate as disclosed in Note 4(a). Revenue recognized in the year ended December 31, 2024 relating to performance obligations that were satisfied in the prior year was €23.5 million (2023: €21.5 million).
Schedule of Trade and Other Receivables

	December 31, 2024	December 31, 2023
Current assets	€m	€m
Trade receivables	282.9	208.3
Prepayments and accrued income	15.0	16.0
Other receivables	36.2	39.1
Total current trade and other receivables	334.1	263.4
Non-current assets
Other receivables	8.6	7.1
Total non-current trade and other receivables	8.6	7.1
Total trade and other receivables	342.7	270.5

Disclosure of Aging Trade Receivables
The aging of trade receivables is detailed below:

	Gross	Impairment	Net
December 31, 2024	€m	€m	€m
Not past due	448.6	(0.4)	448.2
Past due less than 1 month	32.0	(0.1)	31.9
Past due 1 to 3 months	16.0	(0.2)	15.8
Past due 3 to 6 months	6.8	(0.4)	6.4
Past due more than 6 months	5.6	(2.8)	2.8
Sub-total	509.0	(3.9)	505.1
Reduction in trade-terms			(222.2)
Total trade receivables			282.9
	Gross	Impairment	Net
December 31, 2023	€m	€m	€m
Not past due	392.6	(0.1)	392.5
Past due less than 1 month	40.5	(0.9)	39.6
Past due 1 to 3 months	4.6	(0.2)	4.4
Past due 3 to 6 months	2.3	(0.3)	2.0
Past due more than 6 months	4.2	(3.0)	1.2
Sub-total	444.2	(4.5)	439.7
Reduction in trade-terms			(231.4)
Total trade receivables			208.3